FAIR VALUE MEASUREMENT (Details 2) (Not designated as hedging instruments, Foreign exchange forward contracts, USD $)	Dec. 31, 2014	Dec. 31, 2013
Not designated as hedging instruments | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 9,642,728	$ 7,323,422
Total derivatives liability	$ 445,222	$ 597,089